Goodwill, Intangible and Long-Lived Assets - Summary of Changes in the Carrying Value of Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying value of goodwill by reportable operating segment
Balance	$ 6,814,345	$ 1,126,892	$ 1,143,333
Acquisition adjustments	213,594	5,675,244
Impairment charged to operations			(10,455)
Currency and other adjustments	(71,237)	12,209	(5,986)
Balance	6,956,702	6,814,345	1,126,892
Accumulated impairment losses	19,359	19,359	19,359	$ 8,904
The Americas Group
Carrying value of goodwill by reportable operating segment
Balance	2,555,609	285,410	295,052
Acquisition adjustments	(273,922)	2,276,127
Impairment charged to operations	0		(10,455)
Currency and other adjustments	(25,133)	(5,928)	813
Balance	2,256,554	2,555,609	285,410
Accumulated impairment losses	10,455	10,455	10,455
Consumer Brands Group
Carrying value of goodwill by reportable operating segment
Balance	2,233,241	699,874	701,071
Acquisition adjustments	(413,248)	1,473,239
Impairment charged to operations
Currency and other adjustments	(66,124)	60,128	(1,197)
Balance	1,753,869	2,233,241	699,874
Accumulated impairment losses	8,113	8,113	8,113	8,113
Performance Coatings Group
Carrying value of goodwill by reportable operating segment
Balance	2,025,495	141,608	147,210
Acquisition adjustments	900,764	1,925,878
Impairment charged to operations
Currency and other adjustments	20,020	(41,991)	(5,602)
Balance	2,946,279	2,025,495	141,608
Accumulated impairment losses	$ 791	$ 791	$ 791	$ 791